Segment Geographical Information and Major Customers	12 Months Ended
Dec. 31, 2017
Segment Geographical Information and Major Customers [Abstract]
SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS
NOTE 19:-	SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS

a.	The Company reports its results on the basis of two reportable business segments: software services (which include proprietary and none proprietary software technology) and IT professional services.

The Company evaluates segment performance based on revenues and operating income of each segment. The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies. This data is presented in accordance with ASC 280, “Segment Reporting.”

Headquarters’ general and administrative costs have not been allocated between the different segments.

Software services

The Company develops markets, sells and supports a proprietary and none proprietary application platform, software applications, business and process integration solutions and related services.

IT professional services

The Company offers advanced and flexible IT services in the areas of infrastructure design and delivery, application development, technology planning and implementation services, communications services and solutions, as well as supplemental outsourcing services.

There are no significant transactions between the two segments.

b.	The following is information about reported segment results of operation:

	Software services	IT professional services	Unallocated expense	Total
2015

Total revenues	$67,271	$108,759	$-	$176,030
Expenses	52,963	98,384	3,249	154,596

Segment operating income (loss)	$14,308	$10,375	$(3,249)	$21,434

Depreciation and amortization	$6,562	$3,042	$281	$9,885

	Software services	IT professional services	Unallocated expense	Total
2016

Total revenues	$70,834	$130,812	$-	$201,646
Expenses	58,847	118,414	3,298	180,559

Segment operating income (loss)	$11,987	$12,398	$(3,298)	$21,087

Depreciation and amortization	$7,531	$3,769	$308	$11,608

2017

Total revenues	$77,100	$181,040	$-	$258,140
Expenses	63,649	164,558	3,977	232,184

Segment operating income (loss)	$13,451	$16,482	$(3,977)	$25,956

Depreciation and amortization	$9,242	$4,100	$269	$13,611

c.	The Company’s business is divided into the following geographic areas: Israel, Europe, United States, Japan and other regions. Total revenues are attributed to geographic areas based on the location of the customers.

The following table presents total revenues classified according to geographical destination for the years ended December 31, 2015, 2016 and 2017:

	Year ended December 31,
	2015	2016	2017

Israel	$36,401	$58,079	$91,917
Europe	29,084	23,642	26,635
United States	92,577	100,470	123,113
Japan	10,092	11,226	9,253
Other	7,876	8,229	7,222

	$176,030	$201,646	$258,140

d.	The Company’s long-lived assets are located as follows:

	December 31,
	2016	2017

Israel	$110,213	$111,217
Europe	1,302	1,289
United States	30,777	32,223
Japan	4,887	5,008
Other	3,068	2,931

	$150,247	$152,668

e.	The Company does not allocate its assets to its reportable segments; accordingly, asset information by reportable segments is not presented.

f.	In 2015, 2016 and 2017, the Company had one major customer, included in the IT professional services segment, which accounted for 11%, 9% and 13% of the group revenues, respectively.